Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2017
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	LEGG MASON PARTNERS MONEY MARKET TRUST
SUPPLEMENT DATED NOVEMBER 6, 2018
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS,
EACH DATED DECEMBER 27, 2017, OF
WESTERN ASSET GOVERNMENT RESERVES

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF NOVEMBER 13, 2018.

1.              The following footnote replaces, in its entirety, footnote 3 of the Fund’s Summary Prospectus and Statutory Prospectus in the section titled “Shareholder Fees” with respect to the potential imposition of a Small Account Fee for Class A2 shares:

If the value of your account is below $1,000 ($250 for retirement plans that are not employee-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.
Western Asset Government Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	LEGG MASON PARTNERS MONEY MARKET TRUST
SUPPLEMENT DATED NOVEMBER 6, 2018
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS,
EACH DATED DECEMBER 27, 2017, OF
WESTERN ASSET GOVERNMENT RESERVES

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF NOVEMBER 13, 2018.

1.              The following footnote replaces, in its entirety, footnote 3 of the Fund’s Summary Prospectus and Statutory Prospectus in the section titled “Shareholder Fees” with respect to the potential imposition of a Small Account Fee for Class A2 shares:

If the value of your account is below $1,000 ($250 for retirement plans that are not employee-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.